Employees' Retirement Benefits (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (1,534,885)	¥ (1,535,964)
Other assets	863,852	885,444
Accumulated other comprehensive loss (income)	357,843	303,708
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(965,068)	(1,008,046)
Other assets	46	39
Accumulated other comprehensive loss (income)	330,090	310,145
Net amount recognized	(634,932)	(697,862)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	(569,817)	(527,918)
Accumulated other comprehensive loss (income)	178,539	182,711
Net amount recognized	¥ (391,278)	¥ (345,207)